Schedule of financial instruments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial assets, at amortised cost	$ 1,434,788	$ 874,477
Financial liabilities, at amortised cost	$ 9,891,805	$ 15,150,956